Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,110,360)	$ (3,575,585)	$ (9,100,686)	$ (2,803,029)
Change in net loss to net cash used in operating activities:
Depreciation and amortization expense	602,744	19,736	219,833	17,353
Amortization of debt discount and non-cash interest expense	1,892,418		89,787
Change in fair market value of derivative liabilities	(1,375,048)
Amortization of right of use asset		1,685
Gain on forgiveness of paycheck protection loan		(112,338)	(112,338)
Loss on disposal of assets			71,872	4,067
Gain on settlement of lease	(1,660)
Fair value of stock options vested	3,204,382		2,943,499	355,534
Common stock issued for services			280,174
Other long-term assets			(95,000)
Accounts receivable	10,951	(2,529)	(1,570)
Due from related parties		(43,423)
Inventory	19,958	(62,239)	(99,372)	(44,904)
Advances to officers	16,941	1,060	(9,399)	(5,559)
Prepaid expenses and other current assets	(124,337)	(33,511)	(95,920)	9,950
Long-term prepaid insurance	15,000
Accounts payable and accrued expenses	(195,489)	833,008	112,504	1,508,158
Accrued interest	553,677	182,575		26,766
Operating lease liabilities, net	227		(70,176)
Gain on debt extinguishment	(201,097)
Changes in operating assets and liabilities:
NET CASH USED IN OPERATING ACTIVITIES	(4,691,693)	(2,791,561)	(5,866,792)	(931,664)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for notes receivable		(603,067)
Purchase of property and equipment	(27,466)	(38,339)	(58,647)	(30,371)
NET CASH USED IN INVESTING ACTIVITIES	(27,466)	(641,406)	(58,647)	(30,371)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable, net of issuance costs	6,421,610
Proceeds from convertible notes payable			3,750,000
Proceeds from note payable		3,469,982	3,469,982	650,000
Proceeds from issuance of Series C Preferred Stock				100,000
Proceeds from PPP Loan				111,477
Repayment of promissory note			(574,133)
Repayment of related party loan	(53,000)
Repayment of convertible note payable	(30,000)
Repayment of promissory note and interest	(320,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,018,610	3,469,982	6,645,849	861,477
Effect of exchange rate changes on cash	(54,975)		(3,990)
NET CHANGE IN CASH	1,244,476	37,015	716,420	(100,558)
CASH AT BEGINNING OF THE PERIOD	785,363	68,943	68,943	169,501
CASH AT END OF THE PERIOD	2,029,839	105,958	785,363	68,943
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	106,039		72,000
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Intangible assets recorded at acquisition			11,113,000
Goodwill recognized at acquisition			913,184
Shares issued for acquisition			7,240,229
Net assets assumed in merger			(1,193,499)
Convertible notes payable assumed at merger			2,451,641
Notes payable converted into convertible notes payable			4,119,982
Notes payable assumed in merger			320,000
Accrued interest converted into convertible notes payable			$ 208,425
Accounts payable settled with share issuance	129,850
Services received settled with derivative warrants	156,399
Convertible notes payable and accrued interest converted to common shares	$ 13,921,427